Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 262,886	$ 266,346	$ 276,900
Less: Accumulated depreciation	(226,326)	(221,291)	(202,753)
Total property and equipment, net	36,560	45,055	74,147
Computer software and web development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	229,436	229,527	236,533
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23,945	23,738	24,240
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	5,158	5,158
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,600	4,600	4,600
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,166	1,166	1,222
Computer software and web development projects In-process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,739	$ 2,157	$ 5,147